Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3	¥ 0
Transferred from level 3 to level 2	¥ 0
Japanese prefectural and foreign municipal bond securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3				¥ 3,305
Japanese prefectural and foreign municipal bond securities | Available-for-sale securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3		¥ 3,305
Corporate debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2			¥ 2,991
CMBS and RMBS in the Americas
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2				¥ 23,406
CMBS and RMBS in the Americas | Available-for-sale securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2		¥ 23,406